Equity and Remuneration to Shareholders - Summary of Shares used in Calculation of Basic Profit and Diluted Earnings per Share (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Number of shares outstanding	1,458,191,883	1,258,280,936	1,258,280,936
Common shares [member]
Earnings per share [line items]
Common shares already paid up	420,764,708	420,764,708	420,764,708
Common shares to be paid up	66,849,505
Shares in treasury	(69)	(69)	(69)
Number of shares outstanding	487,614,144	420,764,639	420,764,639
Preference shares [member]
Earnings per share [line items]
Common shares already paid up	838,076,946	838,076,946	838,076,946
Common shares to be paid up	133,061,442
Shares in treasury	(560,649)	(560,649)	(560,649)
Number of shares outstanding	970,577,739	837,516,297	837,516,297